INTANGIBLE ASSETS (Details Textual) - Class of Stock [Domain] - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Amortization of Intangible Assets	$ 5,625	$ 5,625
Option Agreement [Member]
Non Refundable fee	30,000	30,000
Software, Gorss	24,375	24,375
Exchange Fees	$ 3,000	$ 3,000